United States
Securities And Exchange Commission
Washington, D.C.  20549


Form 13F

Form 13F Cover Page

Report for the Calendar Year or Quarter Ended:   06/30/2005

Check here if Amendment [X];   Amendment Number: 1
  This Amendment (Check only one.):      [X] is a restatement.
  [] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Yale Capital Corp.
Address: 111 Second Avenue NE Suite 503
         St. Petersburg,  FL  33701

Form 13F File Number:   28-11437

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting manger:

Name:    Catherine Cheshire
Title:   CCO
Phone:   727-823-0006

Signature, Place and Date of Signing:

Catherine Cheshire      St. Petersburg, Florida             10/24/2008
[Signature]                       [City,State]                 [Date]

Report Type (Check only one.):

[X]  13F Holdings Report.

[  ]  13F Notice.

[  ]  13F Combination Report.




Form 13F Summary Page



Report Summary:


Number of Other Included Managers:   0

Form 13F Information Table Entry Total:  114

Form 13F Information Table Value Total:  149,109 (value x 1000)


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed.



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FORM 13F INFORMATION TABLE

Name of Issuer	           TITLE OF  CUSIP     Value   Amount   SH/  Put/  Investment  Other      Voting Authority
                           CLASS               x1000            PRN  Call  Discretion  Managers  Sole  Shared
____________________________________________________________________________________________________________________


1/100 Berkshire Hathway	   CL A    84670108    3,257   3,900    SH     		Sole	          3,900
3M Company 		    COM	   88579Y101   280     3,873    SH       	Sole	          3,873
Agree Realty Corp 	    COM	   8492100     1,002   33,137   SH       	Sole	          33,137
Alico Inc 		    COM	   16230104    514     10,000   SH       	Sole	          10,000
Altria Group Inc 	    COM	   02209S103   627     9,690    SH       	Sole	          9,690
American Express Company    COM	   25816109    235     4,420    SH       	Sole	    	  4,420
AmeriGas Partners  UNIT L P INT	   30975106    361     11,000   SH       	Sole	    	  11,000
Anadarko Petroleum Corp     COM	   32511107    681     8,291	SH       	Sole	    	  8,291
Apache Corp 	            COM	   37411105    2,684   41,555	SH       	Sole	    	  41,555
Arotech Corporation 	    COM	   42682104    53      50,000	SH       	Sole	    	  50,000
Bank Of America Corp 	    COM	   60505104    203     4,450	SH       	Sole	    	  4,450
Berkshire Hathaway         CL B	   84670207    2,683   964	SH       	Sole	    	  964
Boston Properties Inc 	    COM	   101121101   487     6,955	SH       	Sole	    	  6,955
Buckeye Partners UNIT LTD PARTN	   118230101   889     19,335	SH       	Sole	    	  19,335
Burlington Resources        COM	   122014103   709     12,835	SH       	Sole	    	  12,835
Calpine Corp 		    COM	   131347106   41      12,000	SH       	Sole	    	  12,000
Carramerica Realty          COM	   144418100   275     7,600	SH       	Sole	    	  7,600
Chevrontexaco Corp 	    COM	   166764100   416     7,435	SH       	Sole	     	  7,435
Cimarex Energy Co 	    COM	   171798101   2,535   65,150	SH       	Sole	    	  65,150
Citigroup Inc 	            COM	   172967101   1,956   42,308	SH       	Sole	    	  42,308
Coca Cola Company 	    COM	   191216100   398     9,533	SH       	Sole	    	  9,533
Cohen &Steers Select Fund   COM	   19248A109   707     33,000	SH       	Sole	    	  33,000
Comcast Corp New           CL A	   20030N101   443     14,458	SH       	Sole	    	  14,458
Consolidated-Tomoka Land    COM	   210226106   387     4,500	SH       	Sole	    	  4,500
Cousins Properties Inc 	    COM	   222795106   207     7,000	SH       	Sole	    	  7,000
Cross Timbers Royalty   TR UNIT	   22757R109   224     5,500	SH       	Sole	    	  5,500
Devon Energy Cp New 	    COM	   25179M103   2,343   46,240	SH       	Sole	    	  46,240
Duke Realty Corp        COM NEW	   264411505   491     15,500	SH       	Sole	    	  15,500
Enbridge Energy Ptnrs LP    COM	   29250R106   5,488   102,575	SH       	Sole	    	  102,575
Energy Transfer  UNIT LTD PARTN	   29273R109   277     8,000	SH       	Sole	    	  8,000
Enerplus Res Fund UNIT TR G NEW	   29274D604   2,248   58,840	SH       	Sole	    	  58,840
Enterprise Prd Prtnrs LP    COM	   293792107   4,111   153,441	SH       	Sole	    	  153,441
Entertainmnt Prop COM SH BEN INT   29380T105   2,022   43,965	SH       	Sole	    	  43,965
Equity Lifestyle Pptys 	    COM	   29472R108   239     6,000	SH       	Sole	    	  6,000
Equity Resi Props     SH BEN INT   29476L107   5,872   159,468	SH       	Sole	    	  159,468
Europe 2001 HOLDRS    DEPOS RCPT   29875G105   1,675   26,900	SH       	Sole	    	  26,900
Evergreen Mngd Income   COM SHS	   30024Y104   978     56,000	SH       	Sole	    	  56,000
Exxon Mobil Corporation     COM	   30231G102   300     5,215	SH       	Sole	    	  5,215
Ferrellgas Partnrs UNIT LTD PART   315293100   2,839   136,152	SH       	Sole	    	  136,152
Finisar Corp 		    COM	   31787A101   179     170,420	SH       	Sole	    	  170,420
Gateway Inc 		    COM	   367626108   33      10,000	SH       	Sole	    	  10,000
General Electric Company    COM	   369604103   291     8,410	SH       	Sole	    	  8,410
General Growth Propertys    COM	   370021107   592     14,400	SH       	Sole	    	  14,400
Goldman Sachs Group Inc     COM	   38141G104   2,023   19,830	SH       	Sole	    	  19,830
HCP Inc. 		    COM	   421915109   681     25,175	SH       	Sole	    	  25,175
Healthcare Realty Trust     COM	   421946104   964     24,978	SH       	Sole	    	  24,978
Hershey Company 	    COM	   427866108   211     3,405	SH       	Sole	    	  3,405
Hospitality Prps COM SH BEN INT	   44106M102   1,017   23,087	SH       	Sole	    	  23,087
Impco Technologies          COM	   45255W106   0       1,000	SH       	Sole	    	  1,000
Intel Corp 		    COM	   458140100   434     16,670	SH       	Sole	    	  16,670
IBM	  	            COM	   459200101   741     9,988	SH       	Sole	    	  9,988
Internet Infra HOLDRS DEPOS RCPT   46059V104   79      20,000	SH       	Sole	    	  20,000
iShares MSCI Index   MSCI JAPAN	   464286848   179     17,700	SH       	Sole	    	  17,700
iShares S&P Midc S&P MIDCP GROW	   464287606   1,132   16,303	SH       	Sole	    	  16,303
iShares S&P Midc S&P MIDCP VALU	   464287705   3,791   56,792	SH       	Sole	    	  56,792
iShares S&P Smal S&P SMLCP GROW	   464287887   1,306   11,983	SH       	Sole	    	  11,983
iShares S&P Smal S&P SMLCP VALU	   464287879   3,777   61,290	SH       	Sole	    	  61,290
Jabil Circuit Inc 	    COM	   466313103   279     9,070	SH       	Sole	    	  9,070
Johnson & Johnson 	    COM	   478160104   964     14,838	SH       	Sole	    	  14,838
JP Morgan Chase & Co 	    COM	   46625H100   707     20,026	SH       	Sole	    	  20,026
Kaneb Pipeline Prtn SR PREF UNIT   484169107   1,361   22,140	SH       	Sole	    	  22,140
Kinder Morgan Energy UT LTD PART   494550106   13,196  259,144	SH       	Sole	    	  259,144
King Pharmaceuticals Inc    COM	   495582108   156     15,000	SH       	Sole	    	  15,000
Lehman Bros Holding Inc     COM	   524908100   596     6,000	SH       	Sole	    	  6,000
Lexmark Intl Inc Cl A 	   CL A	   529771107   211     3,250	SH       	Sole	    	  3,250
Liberty Property Tr  SH BEN INT	   531172104   292     6,600	SH       	Sole	    	  6,600
Lockheed Martin Corp 	    COM	   539830109   221     3,400	SH       	Sole	    	  3,400
Lucent Technologies Inc     COM	   549463107   29      10,100	SH       	Sole	    	  10,100
M B N A Corporation 	    COM	   55262L100   397     15,187	SH       	Sole	    	  15,187
Magellan Midstrm COM UNIT RP LP	   559080106   223     6,800	SH       	Sole	    	  6,800
Mcgraw-Hill Cos 	    COM	   580645109   328     7,420	SH       	Sole	    	  7,420
Medtronic Inc 	            COM	   585055106   1,934   37,335	SH       	Sole	    	  37,335
Metlife Inc 	            COM	   59156R108   319     7,100	SH       	Sole	    	  7,100
Microsoft Corp 	            COM	   594918104   241     9,697	SH       	Sole	     	  9,697
Nasdaq 100 shares    UNIT SER 1	   73935A104   452     12,300	SH       	Sole	    	  12,300
Nationwide Health Propertys COM	   638620104   1,030   43,610	SH       	Sole	    	  43,610
Natural Resource Ptnr COM UNIT LP  63900P103   290     5,000	SH       	Sole	    	  5,000
New Plan Excel Realty Trust COM	   648053106   280     10,300	SH       	Sole	    	  10,300
Northern Border  UNIT LTD PARTN	   664785102   476     9,680	SH       	Sole	    	  9,680
Northern TRUST Corp 	    COM	   665859104   365     8,000	SH       	Sole	    	  8,000
Oracle Corporation 	    COM	   68389X105   215     16,300	SH       	Sole	    	  16,300
Pengrowth Energy   TRUST UNIT A	   706902301   279     12,530	SH       	Sole	    	  12,530
Penn Virginia Res Partners  COM	   707884102   4,022   84,103	SH       	Sole	    	  84,103
Petrofund Energy TRUST 	TR UNIT	   71648W108   1,979   124,320	SH       	Sole	    	  124,320
Pharmaceutical HOLDRS DEPOS RCPT   71712A206   1,914   26,100	SH       	Sole	    	  26,100
Pilgrims Pride Corp 	    COM	   721467108   461     13,500	SH       	Sole	    	  13,500
Plains AllAmerican UNIT LTD PARTN  726503105   1,987   45,300	SH       	Sole	    	  45,300
Plum Creek Timber Co 	    COM	   729251108   566     15,600	SH       	Sole	    	  15,600
Primewest Energy    TR UNIT NEW	   741930309   1,749   69,805	SH       	Sole	    	  69,805
Procter & Gamble 	    COM	   742718109   258     4,889	SH       	Sole	    	  4,889
Provident Energy TRUST 	TR UNIT	   74386K104   1,413   134,690	SH       	Sole	    	  134,690
Realty Income Corp 	    COM	   756109104   763     30,466	SH       	Sole	    	  30,466
Reynolds American Inc 	    COM	   761713106   241     3,060	SH       	Sole	    	  3,060
S&P 500 Protective Equity   COM	   78379P103   7,602   844,650	SH       	Sole	    	  844,650
Shell Trans & Trdg ADR NY SHS NEW  822703609   303     5,225	SH       	Sole	    	  5,225
Shurgard Storage Ctrs A     COM	   82567D104   276     6,000	SH       	Sole	    	  6,000
Southwest Airlines Co 	    COM	   844741108   157     11,250	SH       	Sole	    	  11,250
Suburban Propane UNIT LTD PARTN	   864482104   5,046   141,041	SH       	Sole	    	  141,041
T C Pipelines    UT COM LTD PRT	   87233Q108   8,376   252,661	SH       	Sole	    	  252,661
Target Corporation 	    COM	   87612E106   301     5,535	SH       	Sole	    	  5,535
Teppco Partners  UT LTD PARTNER	   872384102   7,090   171,079	SH       	Sole	    	  171,079
The Charles Schwab Corp     COM	   808513105   417     37,000	SH       	Sole	    	  37,000
Time Warner Inc 	    COM	   887317105   550     32,905	SH       	Sole	    	  32,905
Trizec Properties Inc 	    COM	   89687P107   424     20,600	SH       	Sole	    	  20,600
United Parcel              CL B	   911312106   5,674   82,042	SH       	Sole	    	  82,042
Univision Communs Inc 	   CL A	   914906102   276     10,000	SH       	Sole	    	  10,000
Van Kampen SR Incm Tr  	    COM	   920961109   421     52,000	SH       	Sole	    	  52,000
Ventas Inc 	            COM	   92276F100   550     18,200	SH       	Sole	    	  18,200
Viacom Inc Non Vtg         CL B	   925524308   318     9,927	SH       	Sole	    	  9,927
Vornado Realty Trust SH BEN INT	   929042109   1,099   13,670	SH       	Sole	    	  13,670
Wal-Mart Stores Inc 	    COM	   931142103   450     9,330	SH       	Sole	    	  9,330
Washington Mutual Inc 	    COM	   939322103   263     6,476	SH       	Sole	    	  6,476
Williams Coal Seam Gas 	TR UNIT	   969450105   280     16,800	SH       	Sole	    	  16,800
Williams Companies 	    COM	   969457100   475     25,000	SH       	Sole	    	  25,000


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